13. Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Currently paid or payable	$ 1,693,624	$ 1,749,624
Deferred (benefit) expense	96,236	(11,359)
Total income tax expense	$ 1,789,860	$ 1,738,265